Accounts receivable	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	Accounts receivableAccounts receivable are held at their nominal amount less an allowance for expected credit losses. The adoption of ASC 326 on January 1, 2020 did not have a material impact on our third-party accounts receivable balances either on transition or at the year end. In calculating the expected credit losses we assumed that the accounts receivable are performing, mature within three months and have a Baa3 credit rating. Refer to Note 2 - "Accounting policies" for further information.